CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ generated from operating activities	¥ (251,100)	$ (36,568)	¥ (844,962)	¥ (1,122,308)
Net cash generated from financing activities	239,985	34,944	764,422	130,317
Net cash generated from investing activities	(32,032)	(4,664)	(16,769)	443,016
Effect of exchange rate changes on cash and cash equivalents	221	32	(113)	(14,741)
Net (decrease)/increase in cash and cash equivalents	(42,966)	(6,256)	(97,422)	(563,716)
Cash, cash equivalents and restricted cash at beginning of the period	136,297	19,846	233,719	797,435
Cash, cash equivalents and restricted cash at end of the period	93,331	$ 13,590	136,297	233,719
Parent Company | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ generated from operating activities	187		(52,104)	(35,016)
Net cash generated from financing activities	62,300		52,379	34,308
Effect of exchange rate changes on cash and cash equivalents	(842)		(22)	(27)
Net (decrease)/increase in cash and cash equivalents	61,645		253	(735)
Cash, cash equivalents and restricted cash at beginning of the period	599		346	1,081
Cash, cash equivalents and restricted cash at end of the period	¥ 62,244		¥ 599	¥ 346